Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income tax	$ (379,770)	$ (234,698)	[1],[2]	$ (206,317)
Statutory income tax rates	23.00%	23.00%		24.00%
Expected income tax recovery	$ (87,347)	$ (53,981)		$ (49,516)
Non-deductible share-based compensation	2,508	2,308		1,970
Non-deductible finance expense	0	2		2,130
Revaluation of the fair value of warrant liabilities	(2,461)	17,902		0
Non-controlling interest	8,167	0		0
Non-deductible portion of capital losses	7,458	5,118		0
Other non-deductible expenses	5,409	610		348
Goodwill impairment	35,919	0		0
Change in tax rates	0	0		1,528
Deferred tax benefits not recognized	23,005	20,127		43,540
Income tax (recovery) expense	$ (7,342)	$ (7,914)		$ 0

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustments to provisional amounts — refer to note 5(b)